Foreign Operations (Details) - Schedule of Financial Data by Geographic Area - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Financial Data by Geographic Area [Line Items]
Revenue by geographic area	$ 101,969	$ 97,908	$ 336,562	$ 391,848	$ 456,076
Operating loss by geographic area	(1,420,446)	(3,692)	(1,339,043)	(73,828)	(63,867)
Net loss by geographic area	(1,564,540)	$ (3,692)	(1,348,357)	(73,828)	(63,867)
Total identifiable assets by geographic area	$ 1,242,930		1,694,586	$ 361,538	$ 246,085
Long lived assets by geographic area			2,643
Canada [Member]
Schedule of Financial Data by Geographic Area [Line Items]
Revenue by geographic area
Operating loss by geographic area			(1,263,106)
Net loss by geographic area			(1,272,420)
Total identifiable assets by geographic area			1,473,723
Long lived assets by geographic area
United Kingdom [Member]
Schedule of Financial Data by Geographic Area [Line Items]
Revenue by geographic area			336,562
Operating loss by geographic area			(75,937)
Net loss by geographic area			(75,937)
Total identifiable assets by geographic area			220,863
Long lived assets by geographic area			$ 2,643